Cover	Sep. 22, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 22, 2022
Entity File Number	333-206903
Entity Registrant Name	Citius Pharmaceuticals, Inc.
Entity Central Index Key	0001506251
Entity Tax Identification Number	27-3425913
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	11 Commerce Drive
Entity Address, Address Line Two	1st Floor
Entity Address, City or Town	Cranford
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07016
City Area Code	908
Local Phone Number	967-6677
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common stock, $0.001 par value
Title of 12(b) Security	Common stock, $0.001 par value
Trading Symbol	CTXR
Security Exchange Name	NASDAQ
Warrants to purchase common stock
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	CTXRW
Security Exchange Name	NASDAQ